INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	$ 371,000,000
Intangible assets, Ending Balance	3,094,000,000	$ 371,000,000
Reversal of impairment loss	0	0
Gross Carrying Amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	554,000,000	628,000,000
Additions, net	98,000,000	18,000,000
Acquisitions through business combinations	2,870,000,000	36,000,000
Assets reclassified as held for sale		(130,000,000)
Net foreign currency exchange differences	(86,000,000)	2,000,000
Disposal	(76,000,000)
Intangible assets, Ending Balance	3,360,000,000	554,000,000
Accumulated Depreciation and Impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(183,000,000)	(183,000,000)
Amortization expense	(132,000,000)	(52,000,000)
Assets reclassified as held for sale	0	52,000,000
Net foreign currency exchange differences	(9,000,000)	0
Disposal	58,000,000
Intangible assets, Ending Balance	(266,000,000)	(183,000,000)
Water and sewage concession agreements
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	0
Intangible assets, Ending Balance	2,096,000,000	0
Water and sewage concession agreements | Gross Carrying Amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	0	0
Additions, net	67,000,000	0
Acquisitions through business combinations	2,189,000,000	0
Assets reclassified as held for sale		0
Net foreign currency exchange differences	(100,000,000)	0
Disposal	(3,000,000)
Intangible assets, Ending Balance	2,153,000,000	0
Water and sewage concession agreements | Accumulated Depreciation and Impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	0	0
Amortization expense	(57,000,000)	0
Assets reclassified as held for sale	0	0
Net foreign currency exchange differences	0	0
Disposal	0
Intangible assets, Ending Balance	(57,000,000)	0
Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	273,000,000
Intangible assets, Ending Balance	589,000,000	273,000,000
Customer relationships | Gross Carrying Amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	406,000,000	371,000,000
Additions, net	1,000,000	0
Acquisitions through business combinations	376,000,000	36,000,000
Assets reclassified as held for sale		(1,000,000)
Net foreign currency exchange differences	6,000,000	0
Disposal	(59,000,000)
Intangible assets, Ending Balance	730,000,000	406,000,000
Customer relationships | Accumulated Depreciation and Impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(133,000,000)	(107,000,000)
Amortization expense	(50,000,000)	(26,000,000)
Assets reclassified as held for sale	0	0
Net foreign currency exchange differences	(7,000,000)	0
Disposal	49,000,000
Intangible assets, Ending Balance	(141,000,000)	(133,000,000)
Computer software, patents trademarks and proprietary technology
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	82,000,000
Intangible assets, Ending Balance	126,000,000	82,000,000
Computer software, patents trademarks and proprietary technology | Gross Carrying Amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	120,000,000	180,000,000
Additions, net	18,000,000	17,000,000
Acquisitions through business combinations	38,000,000	0
Assets reclassified as held for sale		(77,000,000)
Net foreign currency exchange differences	10,000,000	0
Disposal	(14,000,000)
Intangible assets, Ending Balance	172,000,000	120,000,000
Computer software, patents trademarks and proprietary technology | Accumulated Depreciation and Impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(38,000,000)	(48,000,000)
Amortization expense	(15,000,000)	(13,000,000)
Assets reclassified as held for sale	0	23,000,000
Net foreign currency exchange differences	(2,000,000)	0
Disposal	9,000,000
Intangible assets, Ending Balance	(46,000,000)	(38,000,000)
Loyalty program
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	0
Intangible assets, Ending Balance	158,000,000	0
Loyalty program | Gross Carrying Amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	0	0
Additions, net	0	0
Acquisitions through business combinations	163,000,000	0
Assets reclassified as held for sale		0
Net foreign currency exchange differences	0	0
Disposal	0
Intangible assets, Ending Balance	163,000,000	0
Loyalty program | Accumulated Depreciation and Impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	0	0
Amortization expense	(5,000,000)	0
Assets reclassified as held for sale	0	0
Net foreign currency exchange differences	0	0
Disposal	0
Intangible assets, Ending Balance	(5,000,000)	0
Distribution networks and other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	16,000,000
Intangible assets, Ending Balance	125,000,000	16,000,000
Impairment charge on reclassified assets	0	3,000,000
Distribution networks and other | Gross Carrying Amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	28,000,000	77,000,000
Additions, net	12,000,000	1,000,000
Acquisitions through business combinations	104,000,000	0
Assets reclassified as held for sale		(52,000,000)
Net foreign currency exchange differences	(2,000,000)	2,000,000
Disposal	0
Intangible assets, Ending Balance	142,000,000	28,000,000
Distribution networks and other | Accumulated Depreciation and Impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(12,000,000)	(28,000,000)
Amortization expense	(5,000,000)	(13,000,000)
Assets reclassified as held for sale	0	29,000,000
Net foreign currency exchange differences	0	0
Disposal	0
Intangible assets, Ending Balance	(17,000,000)	(12,000,000)
Patents, trademarks and proprietary technology
Reconciliation of changes in intangible assets other than goodwill [abstract]
Impairment charge on reclassified assets	$ 0	$ 7,000,000